Income Tax (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2009	Dec. 31, 2010 South Africa [Member] USD ($)	Dec. 31, 2009 South Africa [Member] USD ($)	Dec. 31, 2008 South Africa [Member] USD ($)	Dec. 31, 2010 Continental Africa [Member] USD ($)	Dec. 31, 2009 Continental Africa [Member] USD ($)	Dec. 31, 2008 Continental Africa [Member] USD ($)	Dec. 31, 2010 Australasia [Member] USD ($)	Dec. 31, 2009 Australasia [Member] USD ($)	Dec. 31, 2008 Australasia [Member] USD ($)	Dec. 31, 2010 Americas [Member] USD ($)	Dec. 31, 2009 Americas [Member] USD ($)	Dec. 31, 2008 Americas [Member] USD ($)	Dec. 31, 2010 Other Areas [Member] USD ($)	Dec. 31, 2009 Other Areas [Member] USD ($)	Dec. 31, 2008 Other Areas [Member] USD ($)
Analysis Of Valuation Allowances [Roll Forward]
Balance at beginning of period	$ 194	$ 226	$ 98
Movement	(69)	(32)	128
Balance at end of period	125	194	226
Anticipated Deferred Taxation Rate [Abstract]
Maximum anticipated deferred taxation rate	38.00%		38.00%	39.00%
Minimum anticipated deferred taxation rate	35.00%		36.00%	36.00%
Components Of Deferred Tax Assets [Abstract]
Provisions, including rehabilitation accruals	(363)	(175)
Derivatives	(1)	(14)
Unrealized non-hedge derivatives	0	(415)
Other	(5)	(6)
Tax loss carry forwards	(364)	(298)
Deferred Tax Assets Gross	(733)	(908)
Less: Valuation allowances	125	194	226
Deferred Tax Assets Net	(608)	(714)
Components Of Deferred Tax Assets And Liabilities [Abstract]
Long-term portion deferred taxation assets	1	62
Short-term portion classified as other current assets	214	333
Long-term portion deferred taxation liabilities	1,200	1,171
Short-term portion classified as other current liabilities. Refer to Note 18	12	8
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Taxation benefit/(expense)	(255)	33	(22)
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Abstracts]
(Loss)/income before income tax provision	381	(898)	(373)		203	(340)	251	391	(249)	(714)	(149)	(147)	(69)	282	(19)	200	(346)	(143)	(41)
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	(117)	(166)	(94)		106	(36)	(20)	(81)	(38)	(32)	(36)	(34)	3	(106)	(54)	(34)	0	(4)	(11)
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	(138)	199	72		(119)	141	(40)	(19)	27	122	(1)	49	(4)	(1)	(18)	(16)	2	0	10
Non Specific Losses [Abstract]
Losses ($ millions)					508	4
Deferred tax at the anticipated tax rate to be utilized (percent)					33.00%	37.00%
Deferred Tax Liabilities [Abstract]
Depreciation, depletion and amortization	1,555	1,471
Product inventory not taxed	15	15
Unrealized non-hedge derivatives	1	8
Other	34	4
Total Liabilities	1,605	1,498
Deferred Taxation Rate Change Effect [Abstract]
Net Income Impact	(8)	(21)	4
Net Income Per Basic And Diluted Common Stock	$ (0.02)	$ (0.06)	$ 0.01
Issuable upon the exercise of stock incentive options	0	1,234,858	872,373
Issuable upon the exercise of convertible bonds	33,524,615	15,384,615	15,384,615
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns [Roll Forward]
Balance at January 1,	149	106
Additions for tax positions of prior years	8	14
Reductions for tax position of prior years	(113)	0
Translation	8	29
Balance at December 31,	52	149	106
Tax Losses Unrecognised [Abstract]
Unutilized Taxation Within One Year	716
Unutilized Taxation Within One And Two Years	125
Unutilized Taxation Within Two And Five Years	120
Unutilized Taxation Excess Five Years	239
Unutilized Taxation Total	1,200
Other Tax Carryforwards Abstract
Tax Credit Carryforward Amount	1,200	1,032	841
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense [Abstract]
Interest recognized	2	9	6
Interest accrued as at December 31	8	53	34
Unremitted Earnings In Foreign Investment [Abstract]
Unremitted earnings as at December 31	$ 1,519	$ 624